Other Borrowings - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Borrowings [Abstract]
Other borrowings	$ 1,427,000	$ 0
Pledged securities as collateral	$ 4,000,000